Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current deferred income tax asset:
Tax net operating loss carry forward	$ 16,170,277	$ 12,735,800
Tax-deferred stock option expense	595,209	492,500
Research and development expense	0	0
Total current deferred income tax asset	16,765,486	13,228,300
Valuation Allowance	(16,765,486)	(13,228,300)
Net deferred income tax asset	$ 0	$ 0